Fair Value Measurements (Assets/Liabilities Measured at Fair Value on Recurring Basis) (Details) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash equivalents	$ 1,663
Derivative liabilities	2,863
Quoted Price in Active Markets for Identical Instruments Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash equivalents	0
Derivative liabilities	0
Significant Other Observable Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash equivalents	1,663
Derivative liabilities	2,863
Significant Unobservable Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash equivalents	0
Derivative liabilities	$ 0